Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Tax expense/benefit, retirement benefits	$ (95)	$ (102)	$ 182
Tax expense/benefit, unrealized gain on investments	(6)	13	2
Tax expense/benefit, cumulative translation adjustment	$ (4)	$ (10)	$ 7